Mineral Property Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisition Costs:
Acquisition costs beginning balance	$ 6,422	$ 4,226
Foreign currency translation adjustment	(198)	(17)	$ 74
Acquisition of subsidiary		2,183
Additions, net of recoveries	62	78	(198)
Write off	(2)	(8)
Acquisition costs ending balance	6,286	6,422	4,226
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	8,043	6,270
Additions, net of recoveries	779	1,175
Foreign currency translation adjustment	(871)	619
Write off		(21)
Deferred exploration expenditures ending balance	7,951	8,043	6,270
Mineral property interests	14,237	14,465
USA Fondaway Canyon [Member]
Acquisition Costs:
Acquisition costs beginning balance	2,173	0
Foreign currency translation adjustment	(175)	(54)
Acquisition of subsidiary		2,183
Additions, net of recoveries	12	44
Write off		0
Acquisition costs ending balance	2,010	2,173	0
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	1,090	0
Additions, net of recoveries	351	1,090
Foreign currency translation adjustment	(88)	0
Write off		0
Deferred exploration expenditures ending balance	1,353	1,090	0
USA Corral Canyon [Member]
Acquisition Costs:
Acquisition costs beginning balance	0	0
Foreign currency translation adjustment	0	0
Acquisition of subsidiary		0
Additions, net of recoveries	23	0
Write off		0
Acquisition costs ending balance	23	0	0
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	0
Additions, net of recoveries	1	0
Foreign currency translation adjustment	0	0
Write off		0
Deferred exploration expenditures ending balance	1	0	0
Mineral property interests	24	0
Other [Member]
Acquisition Costs:
Acquisition costs beginning balance	0	0
Foreign currency translation adjustment	0	0
Acquisition of subsidiary		0
Additions, net of recoveries	10	0
Write off		0
Acquisition costs ending balance	10	0	0
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	0
Additions, net of recoveries	0	0
Foreign currency translation adjustment	0	0
Write off		0
Deferred exploration expenditures ending balance	0	0	0
Mineral property interests	10	0
New Polaris [Member] | British Columbia (Canada) [Member]
Acquisition Costs:
Acquisition costs beginning balance	3,875	3,858
Foreign currency translation adjustment	7	11
Acquisition of subsidiary		0
Additions, net of recoveries	6	6
Write off		0
Acquisition costs ending balance	3,888	3,875	3,858
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	6,431	5,817
Additions, net of recoveries	88	27
Foreign currency translation adjustment	(741)	587
Write off		0
Deferred exploration expenditures ending balance	5,778	6,431	5,817
Mineral property interests	9,666	10,306
Windfall Hills [Member] | British Columbia (Canada) [Member]
Acquisition Costs:
Acquisition costs beginning balance	374	349
Foreign currency translation adjustment	(30)	25
Acquisition of subsidiary		0
Additions, net of recoveries	0	0
Write off		0
Acquisition costs ending balance	344	374	349
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	522	447
Additions, net of recoveries	150	44
Foreign currency translation adjustment	(42)	31
Write off		0
Deferred exploration expenditures ending balance	630	522	447
Mineral property interests	974	896
FG Gold [Member] | British Columbia (Canada) [Member]
Acquisition Costs:
Acquisition costs beginning balance	0	19
Foreign currency translation adjustment	0	1
Acquisition of subsidiary		0
Additions, net of recoveries	0	28
Write off		(48)
Acquisition costs ending balance	0	0	19
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	6
Additions, net of recoveries	0	14
Foreign currency translation adjustment	0	1
Write off		(21)
Deferred exploration expenditures ending balance	0	0	6
Mineral property interests	0	0
Princeton [Member] | British Columbia (Canada) [Member]
Acquisition Costs:
Acquisition costs beginning balance	0	0
Foreign currency translation adjustment	0	0
Acquisition of subsidiary		0
Additions, net of recoveries	0	0
Write off		0
Acquisition costs ending balance	0	0	0
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	0
Additions, net of recoveries	69	0
Foreign currency translation adjustment	0	0
Write off		0
Deferred exploration expenditures ending balance	69	0	0
Mineral property interests	69	0
Hard Cash [Member] | Nunavut [Member]
Acquisition Costs:
Acquisition costs beginning balance	0	0
Foreign currency translation adjustment	0	0
Acquisition of subsidiary		0
Additions, net of recoveries	9	0
Write off		0
Acquisition costs ending balance	9	0	0
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	0
Additions, net of recoveries	120	0
Foreign currency translation adjustment	0	0
Write off		0
Deferred exploration expenditures ending balance	120	0	0
Mineral property interests	129	0
Nigel [Member] | Nunavut [Member]
Acquisition Costs:
Acquisition costs beginning balance	0	0
Foreign currency translation adjustment	0	0
Acquisition of subsidiary		0
Additions, net of recoveries	2	0
Write off		0
Acquisition costs ending balance	2	0	0
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	0
Additions, net of recoveries	0	0
Foreign currency translation adjustment	0	0
Write off		0
Deferred exploration expenditures ending balance	0	0	$ 0
Mineral property interests	$ 2	$ 0